3 - Marketable Debt Securities: Available-for-sale Securities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities, Amortized Cost Basis	$ 138,253,453	$ 128,031,318
Available-for-sale Securities, Gross Unrealized Gain	5,821,074	5,173,683
Available-for-sale Securities, Gross Unrealized Loss	(212,362)	(357,928)
Available-for-sale Securities, Estimated Fair Value	143,862,165	132,847,073
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Amortized Cost Basis	138,123,137	127,901,002
Available-for-sale Securities, Gross Unrealized Gain	5,622,609	4,885,012
Available-for-sale Securities, Gross Unrealized Loss	(212,362)	(357,928)
Available-for-sale Securities, Estimated Fair Value	143,533,384	132,428,086
Corporate Debt Securities
Available-for-sale Securities, Amortized Cost Basis	130,316	130,316
Available-for-sale Securities, Gross Unrealized Gain	198,465	288,671
Available-for-sale Securities, Estimated Fair Value	$ 328,781	$ 418,987